UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-5853

HERITAGE INCOME TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEPHEN G. HILL, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments

Heritage Income Trust - High Yield Bond Fund Investment Portfolio January 31, 2008 (unaudited)

	Principal		% of net
	amount	Value	assets
Corporate bonds - 93.9%
Domestic - 83.2%
Advertising - 0.9%
Affinion Group Inc., 11.5%, 10/15/15	$85,000	$78,625	0.2%
R.H. Donnelley Corporation, 144A, 8.875%, 10/15/17	20,000	16,950	0.0%
R.H. Donnelley Corporation, Series A-1, 6.875%, 01/15/13	230,000	193,200	0.5%
R.H. Donnelley Corporation, Series A-2, 6.875%, 01/15/13	85,000	71,400	0.2%
Aerospace/Defense - 1.1%
Alliant Techsystems Inc., 6.75%, 04/01/16	265,000	255,725	0.6%
DRS Technologies Inc., 7.625%, 02/01/18	180,000	177,750	0.5%
Agriculture - 0.9%
Alliance One International Inc., 8.5%, 05/15/12	340,000	316,200	0.8%
Alliance One International Inc., 11.0%, 05/15/12	50,000	51,000	0.1%
Airlines - 0.2%
Continental Airlines Inc., 8.75%, 12/01/11	100,000	90,000	0.2%
Continental Airlines Inc., Series 981C, 6.541%, 09/15/09	19,543	19,543	0.0%
Auto manufacturers - 3.2%
Ford Motor Company, 7.45%, 07/16/31	360,000	265,500	0.7%
General Motors Corporation, 7.2%, 01/15/11	155,000	141,825	0.4%
General Motors Corporation, 8.375%, 07/15/33	1,000,000	812,500	2.1%
Auto parts & equipment - 2.7%
Allison Transmission Inc., FRN, 8.0%, 08/07/14	249,375	217,535	0.6%
Allison Transmission, 144A, 11.0%, 11/01/15	90,000	75,600	0.2%
Allison Transmission Inc., 144A, PIK, FRN, 11.25%, 11/01/15	160,000	129,600	0.3%
Breed Technologies Inc., 9.25%, 04/15/08 (b)(c)*	500,000	-	0.0%
Visteon Corporation, 8.25%, 08/01/10	750,000	613,125	1.6%
Building materials - 2.9%
Associated Materials Inc., 9.75%, 04/15/12	210,000	205,800	0.5%
Associated Materials Inc., 0.0% to 03/01/09, 11.25% to maturity (a), 03/01/14*	950,000	617,500	1.6%
Nortek Inc., 8.5%, 09/01/14	195,000	152,100	0.4%
NTK Holdings Inc., 0.0% to 09/01/09, 10.75% to maturity (a), 03/01/14*	299,000	167,440	0.4%
Chemicals - 0.9%
Georgia Gulf Corporation, 9.5%, 10/15/14	340,000	263,500	0.7%
Georgia Gulf Corporation, 10.75%, 10/15/16	150,000	96,750	0.2%
Coal - 0.9%
International Coal Group Inc., 10.25%, 07/15/14	400,000	373,000	0.9%
Commercial services - 7.0%
Allied Security Escrow Corporation, 11.375%, 07/15/11	330,000	297,825	0.8%
Ashtead Capital Inc., 144A, 9.0%, 08/15/16	475,000	396,625	1.0%
DynCorp International LLC and DI Finance LLC, Series B, 9.5%, 02/15/13	515,000	536,888	1.4%
Education Management LLC, 8.75%, 06/01/14	180,000	173,250	0.4%
H&E Equipment Services Inc., 8.375%, 07/15/16	245,000	225,400	0.6%
Hertz Corporation, 8.875%, 01/01/14	120,000	115,800	0.3%
Hertz Corporation, 10.5%, 01/01/16	500,000	480,625	1.2%
Penhall International Corporation, 144A, 12.0%, 08/01/14	300,000	249,000	0.6%
Service Corporation International, 7.875%, 02/01/13	40,000	39,853	0.1%
Service Corporation International, 7.625%, 10/01/18	20,000	20,400	0.1%
U.S. Investigations Services Inc., 144A, 10.5%, 11/01/15	220,000	192,500	0.5%
Computers - 1.2%
SunGard Data Systems Inc., 9.125%, 08/15/13	100,000	101,500	0.3%
SunGard Data Systems Inc., 10.25%, 08/15/15	365,000	365,000	0.9%
Electric - 6.9%
AES Corporation, 8.0%, 10/15/17	400,000	408,000	1.0%
Energy Future Holdings, 144A, PIK, 11.25%, 11/01/17	1,240,000	1,221,400	3.1%
NRG Energy Inc., 7.25%, 02/01/14	125,000	121,719	0.3%
NRG Energy Inc., 7.375%, 02/01/16	600,000	579,750	1.5%
Orion Power Holdings Inc., 12.0%, 05/01/10	145,000	157,688	0.4%
Texas Competitive Electric Holdings Co. LLC, 144A, PIK, 10.5%, 11/01/16	240,000	232,800	0.6%
Energy-Alternative sources - 0.4%
VeraSun Energy Corporation, 144A, 9.375%, 06/01/17	175,000	139,125	0.4%
Entertainment - 0.2%
Indianapolis Downs LLC and Downs Capital Corporation, 144A, 11.0% 11/01/12	100,000	93,000	0.2%
Environmental control - 0.0%
Safety-Kleen Services Inc., 9.25%, 06/01/08 (b)(c)*	500,000	500	0.0%
Financial services - 8.9%
AAC Group Holding Corporation, 0.0% to 10/01/09, 10.25% to maturity (a), 10/01/12*	580,000	481,400	1.2%
Airplanes Pass Through Trust, Series D, 10.875%, 03/15/19 (b)(c)*	493,850	-	0.0%
Ford Motor Credit Company, FRN, 10.24063%, 06/15/11	293,000	263,768	0.7%
Ford Motor Credit Company, FRN, 7.12688%, 01/13/12	70,000	58,964	0.1%
Ford Motor Credit Company, 9.875%, 08/10/11	125,000	119,934	0.3%
Ford Motor Credit Company, 8.0%, 12/15/16	130,000	109,149	0.3%
General Motors Acceptance Corporation, 8.0%, 11/01/31	700,000	580,131	1.5%
Hawker Beechcraft Acquisition Co. LLC, 144A, PIK, FRN, 8.875%, 04/01/15	500,000	490,000	1.2%
Leucadia National Corporation, 8.125%, 09/15/15	100,000	99,500	0.3%
LVB Acquisition Merger Sub Inc., 144A, 11.625%, 10/15/17	20,000	19,525	0.0%
Residential Capital LLC, 144A, FRN, 7.3275%, 04/17/09	100,000	48,500	0.1%
Residential Capital LLC, 7.88%, 06/30/10	100,000	65,000	0.2%
Residential Capital LLC, 7.5%, 02/22/11	260,000	162,500	0.4%
Vanguard Health Holding Company I LLC, 0.0% to 10/01/09, 11.25% to maturity (a), 10/01/15*	430,000	305,300	0.8%
Vanguard Health Holding Company II LLC, 9.0%, 10/01/14	195,000	184,762	0.5%
Wind Acquisition Holdings Finance SA, PIK, FRN, 11.20125%, 12/21/11 (c)*	572,093	524,895	1.3%
Food - 2.3%
Delhaize America Inc., 9.0%, 04/15/31	393,000	464,511	1.2%
Dole Food Company Inc., 7.25%, 06/15/10	500,000	440,000	1.1%
Forest products & paper - 2.6%
Appleton Papers Inc., Series B, 8.125%, 06/15/11	485,000	472,875	1.2%
Appleton Papers Inc., Series B, 9.75%, 06/15/14	200,000	194,500	0.5%
NewPage Corporation, FRN, 11.16125%, 05/01/12	365,000	357,700	0.9%
Newpage Corporation, FRN, PIK, 11.81813%, 11/01/13	30,453	26,494	0.1%
Healthcare services - 4.6%
HCA Inc., 6.375%, 01/15/15	675,000	575,438	1.5%
HCA Inc., 9.25%, 11/15/16	175,000	183,531	0.5%
HCA Inc., PIK, 9.625% 11/15/16	240,000	252,600	0.6%
Tenet Healthcare Corporation, 6.375%, 12/01/11	190,000	174,325	0.4%
Tenet Healthcare Corporation, 7.375%, 02/01/13	375,000	330,000	0.8%
Tenet Healthcare Corporation, 9.25%, 02/01/15	150,000	138,000	0.4%
U.S. Oncology Holdings Inc., FRN, PIK, 10.75938%, 03/15/12	203,950	153,472	0.4%
Home builders - 0.9%
K. Hovnanian Enterprises Inc., 8.625%, 01/15/17	400,000	294,000	0.7%
KB Home, 7.75%, 02/01/10	85,000	82,025	0.2%
Home furnishings - 1.7%
Norcraft Companies LP and Norcraft Finance Corporation, 9.0%, 11/01/11	110,000	109,450	0.3%
Norcraft Holdings LP and Norcraft Capital Corporation, 0.0% to 09/01/08, 9.75% to maturity (a), 09/01/12*	650,000	565,500	1.4%
Iron/Steel - 1.3%
Ryerson Inc., 144A, 12.0%, 11/01/15	270,000	253,800	0.6%
Steel Dynamics Inc., 144A, 7.375%, 11/01/12	65,000	64,838	0.2%
Tube City IMS Corporation, 9.75%, 02/01/15	200,000	180,000	0.5%
Lodging - 3.4%
Inn of the Mountain Gods Resort & Casino, 12.0%, 11/15/10	400,000	398,000	1.0%
MGM Mirage Inc., 8.375%, 02/01/11	175,000	178,938	0.5%
MGM Mirage Inc., 7.625%, 01/15/17	120,000	116,400	0.3%
Station Casinos Inc., 7.75%, 08/15/16	260,000	229,125	0.6%
Turning Stone Resort Casino Enterprise, 144A, 9.125%, 12/15/10	400,000	388,000	1.0%
Metal fabricate/hardware - 0.4%
Metals USA Inc., 11.125%, 12/01/15	140,000	138,950	0.4%
Mining - 0.8%
Freeport-McMoRan Copper & Gold Inc., 8.375%, 04/01/17	300,000	318,750	0.8%
Oil & gas - 3.8%
Belden & Blake Corporation, 8.75%, 07/15/12	810,000	805,950	2.0%
Chesapeake Energy Corporation, 6.375%, 06/15/15	15,000	14,550	0.0%
EXCO Resources Inc., 7.25%, 01/15/11	500,000	477,500	1.2%
Mariner Energy Inc., 7.5%, 04/15/13	115,000	110,112	0.3%
Pride International Inc., 7.375%, 07/15/14	70,000	72,100	0.2%
Whiting Petroleum Corporation, 7.0%, 02/01/14	55,000	53,900	0.1%
Oil & gas services - 1.5%
Complete Production Services Inc., 8.0%, 12/15/16	535,000	518,950	1.3%
Key Energy Services Inc., 144A, 8.375%, 12/01/14	90,000	90,225	0.2%
Packaging & containers - 2.0%
Graham Packaging Company, 9.875%, 10/15/14	210,000	177,450	0.5%
Graphic Packaging International Corporation, 9.5%, 08/15/13	450,000	424,125	1.1%
Plastipak Holdings Inc., 144A, 8.5%, 12/15/15	115,000	108,100	0.3%
Radnor Holdings Corporation, 11.0%, 03/15/10 (b)*	150,000	1,125	0.0%
Pharmaceuticals - 0.5%
Leiner Health Products Inc., 11.0%, 06/01/12	515,000	206,000	0.5%
Pipelines - 3.4%
Dynegy Holdings Inc., 7.75%, 06/01/19	520,000	473,200	1.2%
El Paso Corporation, MTN, 7.8%, 08/01/31	185,000	183,973	0.5%
SemGroup LP, 144A, 8.75%, 11/15/15	670,000	626,450	1.6%
Southern Natural Gas, 8.0%, 03/01/32	40,000	44,863	0.1%
Printing & publishing - 2.4%
Dex Media West LLC and Dex Media West Finance Co., Series B, 9.875%, 08/15/13	100,000	102,000	0.3%
Idearc Inc., 8.0%, 11/15/16	700,000	626,500	1.6%
TL Acquisitions Inc., 144A, 10.5%, 01/15/15	230,000	209,300	0.5%
Real estate - 1.2%
Ashton Woods USA LLC and Ashton Woods Finance Company, 9.5%, 10/01/15	545,000	264,325	0.7%
Realogy Corporation, 144A, 10.5%, 04/15/14	40,000	28,600	0.1%
Realogy Corporation, 144A, 12.375%, 04/15/15	290,000	172,550	0.4%
REIT - 0.1%
Ventas Realty LP and Ventas Capital Corporation, 6.5%, 06/01/16	50,000	49,750	0.1%
Retail - 4.1%
AutoNation Inc., 7.0%, 04/15/14	35,000	31,150	0.1%
Blockbuster Inc., 9.0%, 09/01/12	500,000	395,000	1.0%
Buffets Inc., 12.5%, 11/01/14	140,000	9,100	0.0%
Denny's Corporation and Denny's Holdings Inc., 10.0%, 10/01/12	200,000	188,000	0.5%
Dollar General Corporation, 144A, PIK, FRN, 11.875%, 07/15/17	230,000	184,000	0.5%
EPL Finance Corporation, 11.75%, 11/15/13	205,000	195,775	0.5%
Eye Care Centers of America Inc., 10.75%, 02/15/15	40,000	42,300	0.1%
Michaels Stores Inc., 11.375%, 11/01/16	60,000	48,600	0.1%
Neiman Marcus Group Inc., 10.375%, 10/15/15	450,000	447,750	1.1%
Sbarro Inc., 10.375%, 02/01/15	100,000	85,000	0.2%
Software - 0.5%
First Data Corporation, 144A, 9.875%, 09/24/15	210,000	185,850	0.5%
Telecommunications - 4.5%
ALLTEL Communications Inc., 144A, PIK, 10.38%, 12/01/17	110,000	95,700	0.2%
Intelsat Corporation, 9.0%, 06/15/16	225,000	223,312	0.6%
Level 3 Financing Inc., 9.25%, 11/01/14	400,000	344,000	0.9%
Level 3 Financing Inc., FRN, 9.15%, 02/15/15	60,000	44,700	0.1%
Qwest Communications International Inc., Series B, 7.5%, 02/15/14	300,000	297,000	0.8%
Rural Cellular Corporation, 9.875%, 02/01/10	260,000	269,100	0.7%
Windstream Corporation, 8.625%, 08/01/16	475,000	491,625	1.2%
World Access Inc., 13.25%, 01/15/08 (b)(c)*	489,849	14,206	0.0%
Television, cable & radio - 2.1%
Charter Communications Holdings LLC, 11.75%, 05/15/14	280,000	149,800	0.4%
Charter Communications Holdings LLC and Charter Communications Holdings Capital Corporation, 11.75%, 05/15/11	70,000	44,888	0.1%
Charter Communications Holdings LLC and Charter Communications Holdings Capital Corporation, 12.125%, 01/15/12	145,000	90,988	0.2%
Charter Communications Holdings LLC and Charter Communications Holdings Capital Corporation, 11.0%, 10/01/15	654,000	468,428	1.2%
Charter Communications Holdings II LLC and Charter Communications Holdings II Capital Corporation, 10.25%, 09/15/10	100,000	94,750	0.2%
Transportation - 0.8%
Saint Acquisition Corporation, 144A, FRN, 12.61875%, 05/15/15	240,000	91,200	0.2%
Saint Acquisition Corporation, 144A, 12.5%, 05/15/17	550,000	217,250	0.6%
Total domestic (cost $39,010,902)		32,736,436	83.2%
Foreign - 10.7% (d)
Chemicals - 1.5%
Nell AF SARL, 144A, 8.375%, 08/15/15	630,000	475,650	1.2%
Montell Finance Co. BV, 144A, 8.1%, 03/15/27	175,000	134,750	0.3%
Electric - 0.2%
AES China Generating Company Ltd, 8.25%, 06/26/10	90,000	88,294	0.2%
Electronics - 1.7%
NXP BV and NXP Funding LLC, 7.875%, 10/15/14	145,000	132,856	0.3%
NXP BV and NXP Funding LLC, 9.5%, 10/15/15	620,000	541,725	1.4%
Forest products & paper - 2.5%
Abitibi-Consolidated Inc., 7.75%, 06/15/11	100,000	76,250	0.2%
Abitibi-Consolidated Inc., 7.4%, 04/01/18	310,000	196,850	0.5%
Smurfit Capital Funding PLC, 7.5%, 11/20/25	775,000	713,000	1.8%
Mining - 0.2%
Novelis Inc., 7.25%, 02/15/15	100,000	92,250	0.2%
Oil & gas - 0.8%
OPTI Canada Inc., 144A, 7.875%, 12/15/14	90,000	87,300	0.2%
OPTI Canada Inc., 144A, 8.25%, 12/15/14	240,000	235,200	0.6%
Telecommunications - 2.8%
NTL Cable PLC, 9.125%, 08/15/16	500,000	452,500	1.2%
True Move Company Ltd, 144A, 10.75%, 12/16/13	650,000	617,500	1.6%
Transportation - 1.0%
Kansas City Southern de Mexico SA de CV, 7.625%, 12/01/13	60,000	57,900	0.2%
Transportaction Ferroviaria Mexicana SA de CV, 9.375%, 05/01/12	285,000	293,550	0.8%
Total foreign (cost $4,765,965)		4,195,575	10.7%
Total corporate bonds (cost $43,776,867)		36,932,011	93.9%
Domestic convertible bonds - 0.0%
Television, cable & radio
ION Media Networks Inc., 11.0%, 07/31/13	500	226	0.0%
Total domestic convertible bonds (cost $465)		226	0.0%
Foreign government issued securities - 2.0% (d)
Egypt Treasury Bill, Series 364, 11/04/08*	1,500,000	255,912	0.6%
Egypt Treasury Bill, Series 364, 11/11/08*	1,575,000	268,310	0.7%
Egypt Treasury Bill, Series 364, 01/06/09*	1,675,000	282,177	0.7%
Total foreign government issued securities (cost $819,403)		806,399	2.0%

			% of net
Warrants, common & preferred stocks - 0.6%	Shares	Value	assets
Axiohm Transaction Solutions (common stock) (c)(e)*	4,056	$ -	0.0%
Bank of America Corporation, Series L, 7.25% (convertible preferred stock)	200	224,400	0.6%
Home Interiors & Gifts Inc. (common stock) (c)(e)*	735,946	-	0.0%
ION Media Networks Inc, 12.0% (convertible preferred stock)	0.45	2,025	0.0%
Mattress Discounters Corporation (common stock) (c)*	3,747	-	0.0%
TCR Holding Corporation, Class B (preferred stock) (c)*	602	1	0.0%
TCR Holding Corporation, Class C (preferred stock) (c)*	331	-	0.0%
TCR Holding Corporation, Class D (preferred stock) (c)*	873	1	0.0%
TCR Holding Corporation, Class E (preferred stock) (c)*	1,807	2	0.0%
UbiquiTel Inc., 04/15/10 (warrants) (c)*	375	4	0.0%
World Access Inc. (common stock) (c)*	1,571	1	0.0%
Total warrants, common & preferred stocks (cost $1,294,027)		226,434	0.6%
Total investment portfolio excluding
repurchase agreement (cost $45,890,762)		37,965,070	96.5%
Repurchase agreement - 0.9%
Repurchase agreement with Fixed Income
Clearing Corporation, dated January 31, 2008 @
1.63% to be repurchased at $360,016 on
February 1, 2008, collateralized by
$345,000 United States Treasury Bonds,
4.25% due August 15, 2014 (market value
$373,835 including interest) (cost $360,000)		360,000	0.9%
Total investment portfolio (cost $46,250,762)		38,325,070	97.4%
Other assets and liabilities, net,		1,021,519	2.6%
Net assets		$39,346,589	100.0%

* Non-income producing security.
(a) Bonds reset to applicable coupon rate at a future date.
(b) Issuer has defaulted on principal and/or interest payments and may have sought bankruptcy protection.
(c) Restricted securities deemed to be illiquid and fair valued according to procedures by the Board of
Trustees. At January 31, 2008, these securities aggregated $539,610 or 1.4% of the net assets of the Fund.
(d) U.S. dollar denominated.
(e) Private placement security acquired from issuers of bonds that have defaulted. At January 31 ,2008, these securities aggregated $0 or 0.0% of the net assets of the Fund.

144A - 144A securities are issued pursuant to Rule 144A of the Securities Act of 1933. Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and all may be resold as transactions exempt from registration to qualified institutional buyers. At January 31, 2008, these securities aggregated $7,570,888 or 19.2% of the net assets of the Fund.
FRN - Floating rate notes reset their interest rate on a semiannual or quarterly basis.
MTN - Medium term note
PIK - Payment-in-kind securities may pay interest in the form of additional shares, as opposed to cash payouts.
REIT - Real estate investment trust

NOTE 1 | Organization and investment objective Heritage Income Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and presently offers shares in the High Yield Bond Fund (the "Fund"). The Fund seeks high current income.

Class offerings The Fund currently offers Class A and Class C shares to the public.

•

Class A shares are sold subject to a maximum sales charge of 3.75% of the amount invested payable at the time of purchase.  Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase.

•

Class C shares are sold subject to a CDSC of 1% of the lower of net asset value or purchase price if redeemed prior to 1 year of purchase.

NOTE 2 | Significant accounting policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The price of the Fund's shares is based on the Fund's net asset value per share. The net asset value of the Fund's shares are determined on each day the New York Stock Exchange ("NYSE") is open for business, as of the close of the customary trading session (typically 4:00 ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the Fund is priced, Heritage is not required to revalue the Fund.

Generally, the Fund's portfolio securities are valued at market quotations that are readily available at market value; however, the market quotation price may be adjusted to reflect events that occur between the close of those markets and the time of the determination of net asset value.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Boards of Trustees. All securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith are valued using procedures ("Procedures") approved by the Boards of Trustees. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Board of Trustees. Pursuant to th e Procedures, the Board of Trustees have delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Heritage. The composition of this Valuation Committee may change from time to time. There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange traded equity securities Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Heritage will value the security at fair value in good faith using the Procedures.

•

Foreign securities If market quotations from a pricing source are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Heritage relies on a screening process from a fair valuation vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not reliable and does not reflect the current market value as of the close of the NYSE. Consequently, fair valuation of portfolio securities may occur on a daily basis. Heritage may also fair value a security if certain events occur between the time trading ends on a particular securi ty and the time of the Fund's net asset value calculation. Heritage may fair value the particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Heritage determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

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Fixed Income Securities. Government, corporate, asset-backed and municipal bonds and convertible securities, including high-yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services.  Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data.  Prices received from pricing services are fair value prices.  In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the valuation committee described above will fair value the security using Procedures.

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Short-term securities The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Foreign currency transactions The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation ( depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Real estate investment trusts ("REITs") There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Repurchase agreements The Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Expenses The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage Mutual Funds based upon methods approved by the Boards of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund's expenses. These custodian credits are shown as "Expense offsets" in the Statements of Operations.

Class allocations Each class of shares has equal rights to earnings and assets except that each class may bear different expense for distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains Distributions of net investment income are made annually. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Income Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Income Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Income Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE INCOME TRUST

Date:

March 26, 2008

/s/ Mathew J. Calabro

Mathew J. Calabro

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:

March 26, 2008

/s/ Mathew J. Calabro

Mathew J. Calabro

Principal Executive Officer

Date:

March 26, 2008

/s/ Andrea N. Mullins

Andrea N. Mullins

Principal Financial Officer